Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Statement of Operations (Details) - USD ($)		2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations			$ (11,036,000)			$ (4,844,000)		$ (29,474,000)	$ (11,957,000)	$ (17,392,000)	$ (9,889,000)
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities			(2,949,000)			24,000		(17,753,000)	78,000	(1,296,000)	(341,000)
Total other (expense) income			(40,289,000)			2,073,000		(267,211,000)	5,757,000	(13,027,000)	(1,578,000)
Net loss			$ (51,325,000)			$ (2,771,000)		$ (296,685,000)	$ (6,200,000)	$ (30,419,000)	$ (11,467,000)
Basic and diluted weighted average shares outstanding			8,823,458			7,102,536		8,458,054	7,099,532	7,108,389	7,043,575
Basic and diluted net income (loss) per share			$ (5.82)			$ (0.39)		$ (35.08)	$ (0.87)	$ (4.28)	$ (1.64)
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		$ (41,854)	$ (1,702,053)				$ (708,829)	$ (2,625,204)
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities	$ (19,500,000)		(2,232,690)				(1,854,400)	1,137,350
Financing costs—derivative warrant liabilities		(735,490)					(735,490)
Gain on marketable securities (net), and dividends held in Trust Account			4,925				4,454	12,393
Total other (expense) income		(735,490)	(2,227,765)				(2,585,436)	1,149,743
Net loss		(777,344)	$ (3,929,818)	$ (6,784,606)	$ 9,238,963		(3,294,265)	$ (1,475,461)
Earnings (loss) allocable to ordinary shares subject to possible redemption		(293,337)					(2,374,665)
Loss allocable to non-redeemable ordinary shares		(484,007)					(919,600)
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		(41,854)					(708,829)
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities							0
Financing costs—derivative warrant liabilities							0
Gain on marketable securities (net), and dividends held in Trust Account							4,454
Total other (expense) income							4,454
Net loss		(41,854)					(704,375)
Earnings (loss) allocable to ordinary shares subject to possible redemption		0					3,841
Loss allocable to non-redeemable ordinary shares		(777,344)					(3,298,105)
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Change in fair value of derivative warrant liabilities							(1,854,400)
Financing costs—derivative warrant liabilities		(735,490)					(735,490)
Total other (expense) income							(2,589,890)
Net loss		(735,490)					(2,589,890)
Earnings (loss) allocable to ordinary shares subject to possible redemption		(293,337)					(2,378,506)
Loss allocable to non-redeemable ordinary shares		$ 293,337					$ 2,378,505
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		3,787,879	25,000,000				16,139,241	25,000,000
Basic and diluted net income (loss) per share		$ (0.08)	$ (0.13)				$ (0.15)	$ (0.05)
Common Class A [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding							21,719,426
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		21,810,415					21,719,416
Basic and diluted net income (loss) per share		$ 0					$ 0.00
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding							23,734,800
Common Class A [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		(18,022,536)					(5,580,185)
Basic and diluted net income (loss) per share		$ (0.08)					$ (0.15)
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		6,250,000	6,250,000				6,250,000	6,250,000
Basic and diluted net income (loss) per share		$ (0.08)	$ (0.13)				$ (0.15)	$ (0.05)
Common Class B [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding							8,310,766
Basic and diluted net income (loss) per share							$ (0.40)
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		6,732,994					8,310,766
Basic and diluted net income (loss) per share		$ (0.12)					$ (0.40)
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding							7,052,256
Basic and diluted net income (loss) per share							$ (0.10)
Common Class B [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding		(482,994)					(2,060,766)
Basic and diluted net income (loss) per share		$ 0.04					$ 0.25